Trade and Other Receivables - Schedule of Non-Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of trade and other receivables [abstract]
Cash deposits for guarantees	$ 197	$ 209
Loans to customers	45	13
Deferred collection on disposals	53	11
Tax receivable, other than income tax	139	68
Trade and other receivables	335	533
Total, Non-Current	$ 769	$ 834